Short Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Short-term Debt [Abstract]
Schedule of Short-term Debt [Table Text Block]

Short-term borrowings at December 31, 2013 and 2012 were comprised of the following:

	At December 31,
(dollar amounts in thousands)	2013	2012
Federal funds purchased and securities sold under agreements to repurchase	$548,605	$575,899
Other borrowings	3,538	13,915
Total short-term borrowings	$552,143	$589,814

(dollar amounts in thousands)	2013	2012	2011
Weighted average interest rate at year-end
Federal Funds purchased and securities sold under agreements to repurchase	0.06%	0.15%	0.17%
Other short-term borrowings	2.59	1.98	2.74
Maximum amount outstanding at month-end during the year
Federal Funds purchased and securities sold under agreements to repurchase	$787,127	$1,590,082	$2,430,992
Other short-term borrowings	19,497	26,071	86,262
Average amount outstanding during the year
Federal Funds purchased and securities sold under agreements to repurchase	$692,481	$1,293,348	$2,009,039
Other short-term borrowings	7,815	16,983	46,245
Weighted average interest rate during the year
Federal Funds purchased and securities sold under agreements to repurchase	0.08%	0.14%	0.16%
Other short-term borrowings	1.79	1.36	0.59